Presentation of financial statements and significant accounting practices adopted, Basis of consolidation (Details)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Estre Ambiental S.A. [Member]
Direct subsidiaries included in consolidated financial statements [Abstract]
Main activity	[1]	Waste management
Country of incorporation	[1]	Brazil
Percentage of ownership interest	[1]	93.92%
Estre USA [Member]
Direct subsidiaries included in consolidated financial statements [Abstract]
Main activity		Holding
Country of incorporation		USA
Percentage of ownership interest		100.00%
Road Participacoes S.A. [Member]
Direct subsidiaries included in consolidated financial statements [Abstract]
Main activity		Holding
Country of incorporation		Brazil
Percentage of ownership interest		100.00%
Percentage of direct interest		66.64%
Percentage of indirect interest		27.28%
Estre Agua e Solo Ltda. [Member]
Direct subsidiaries included in consolidated financial statements [Abstract]
Main activity		Laboratory analysis
Country of incorporation		Brazil
Percentage of ownership interest		100.00%	100.00%	100.00%
Ambiental Sul Brasil-Central Regional de Tratamento de Residuos Ltda. [Member]
Direct subsidiaries included in consolidated financial statements [Abstract]
Main activity		Waste management center
Country of incorporation		Brazil
Percentage of ownership interest		100.00%	100.00%	100.00%
Cavo Servicos e Saneamento S.A. [Member]
Direct subsidiaries included in consolidated financial statements [Abstract]
Main activity		Cleaning and collection services
Country of incorporation		Brazil
Percentage of ownership interest		100.00%	100.00%	100.00%
Pilares Participacao Ltda. [Member]
Direct subsidiaries included in consolidated financial statements [Abstract]
Main activity		Holding
Country of incorporation		Brazil
Percentage of ownership interest		0.00%	100.00%	100.00%
Oxil Manufatura Reversa e Gerenciamento de Residuos Ltda. [Member]
Direct subsidiaries included in consolidated financial statements [Abstract]
Main activity		Recycling
Country of incorporation		Brazil
Percentage of ownership interest		100.00%	100.00%	100.00%
LMG Participacoes Ltda. [Member]
Direct subsidiaries included in consolidated financial statements [Abstract]
Main activity		Holding
Country of incorporation		Brazil
Percentage of ownership interest		0.00%	100.00%	100.00%
Viva Ambiental e Servicos S.A. [Member]
Direct subsidiaries included in consolidated financial statements [Abstract]
Main activity		Cleaning and collection services
Country of incorporation		Brazil
Percentage of ownership interest		100.00%	100.00%	100.00%
V2 Ambiental SPE S.A. [Member]
Direct subsidiaries included in consolidated financial statements [Abstract]
Main activity		Waste management center
Country of incorporation		Brazil
Percentage of ownership interest		100.00%	100.00%	100.00%
Resicontrol Solucoes Ambientais Ltda. [Member]
Direct subsidiaries included in consolidated financial statements [Abstract]
Main activity		Waste management center
Country of incorporation		Brazil
Percentage of ownership interest		100.00%	100.00%	100.00%
CGR Dona Juana S.A. ESP [Member]
Direct subsidiaries included in consolidated financial statements [Abstract]
Main activity	[2]	Waste management center
Country of incorporation	[2]	Colombia
Percentage of ownership interest	[2]	0.00%	0.00%	51.00%
CTR Itaborai-Centro de Tratamento de Residuos de Itaborai Ltda. [Member]
Direct subsidiaries included in consolidated financial statements [Abstract]
Main activity		Waste management center
Country of incorporation		Brazil
Percentage of ownership interest		100.00%	100.00%	100.00%
Esergia Estrategias Energeticas Ambientais Ltda. [Member]
Direct subsidiaries included in consolidated financial statements [Abstract]
Main activity		Energy use services
Country of incorporation		Brazil
Percentage of ownership interest		100.00%	50.00%	50.00%
Estacao Ecologia - Area de Transbordo Triagem e Reciclagem de RCD S.A. [Member]
Direct subsidiaries included in consolidated financial statements [Abstract]
Main activity		Recycling
Country of incorporation		Brazil
Percentage of ownership interest		100.00%	100.00%	100.00%
Estre Coleta S.A. [Member]
Direct subsidiaries included in consolidated financial statements [Abstract]
Main activity		Holding
Country of incorporation		Brazil
Percentage of ownership interest		0.00%	0.00%	100.00%
Geo Vision Solucoes Ambientais e Energia S.A. [Member]
Direct subsidiaries included in consolidated financial statements [Abstract]
Main activity		Holding
Country of incorporation		Brazil
Percentage of ownership interest		100.00%	100.00%	100.00%
CGR Guatapara-Centro de Gerenciamento de Residuos Ltda. [Member]
Direct subsidiaries included in consolidated financial statements [Abstract]
Main activity		Waste management center
Country of incorporation		Brazil
Percentage of ownership interest		100.00%	100.00%	100.00%
Estre SPI Ambiental S.A. [Member]
Direct subsidiaries included in consolidated financial statements [Abstract]
Main activity		Cleaning and collection services
Country of incorporation		Brazil
Percentage of ownership interest		100.00%	100.00%	100.00%
NGA - Nucleo de Gerenciamento Ambiental Ltda. [Member]
Direct subsidiaries included in consolidated financial statements [Abstract]
Main activity		Waste treatment
Country of incorporation		Brazil
Percentage of ownership interest		100.00%	100.00%	100.00%
NGA Jardinopolis-Nucleo de Gerenciamento Ambiental Ltda. [Member]
Direct subsidiaries included in consolidated financial statements [Abstract]
Main activity		Waste treatment
Country of incorporation		Brazil
Percentage of ownership interest		100.00%	100.00%	100.00%
NGA Ribeirao Preto Nucleo de Gerenciamento Ambiental Ltda. [Member]
Direct subsidiaries included in consolidated financial statements [Abstract]
Main activity		Waste treatment
Country of incorporation		Brazil
Percentage of ownership interest		100.00%	100.00%	100.00%
Reciclax-Reciclagem de Residuos da Construcoes Civil Ltda. [Member]
Direct subsidiaries included in consolidated financial statements [Abstract]
Main activity		Recycling
Country of incorporation		Brazil
Percentage of ownership interest		88.00%	88.00%	88.00%
Guatapara Energia S.A. [Member]
Direct subsidiaries included in consolidated financial statements [Abstract]
Main activity		Energy use services
Country of incorporation		Brazil
Percentage of ownership interest		90.00%	90.00%	90.00%
CTR Porto Seguro [Member]
Direct subsidiaries included in consolidated financial statements [Abstract]
Main activity		Waste management center
Country of incorporation		Brazil
Percentage of ownership interest		100.00%	100.00%	100.00%
Estre Energia Renovavel Part. S.A. [Member]
Direct subsidiaries included in consolidated financial statements [Abstract]
Main activity		Holding
Country of incorporation		Brazil
Percentage of ownership interest		90.00%	90.00%	90.00%
SPE Paulinia Energia Ltda. [Member]
Direct subsidiaries included in consolidated financial statements [Abstract]
Main activity		Energy use services
Country of incorporation		Brazil
Percentage of ownership interest		100.00%	100.00%	100.00%
SPE Tremembe Energia Ltda. [Member]
Direct subsidiaries included in consolidated financial statements [Abstract]
Main activity		Energy use services
Country of incorporation		Brazil
Percentage of ownership interest		100.00%	100.00%	100.00%
Curitiba Energia SPE Ltda. [Member]
Direct subsidiaries included in consolidated financial statements [Abstract]
Main activity		Energy use services
Country of incorporation		Brazil
Percentage of ownership interest		100.00%	100.00%	100.00%
Piratininga Energia e Participacoes Ltda. [Member]
Direct subsidiaries included in consolidated financial statements [Abstract]
Main activity		Energy use services
Country of incorporation		Brazil
Percentage of ownership interest		100.00%	100.00%	100.00%
CTR Arapiraca S.A. [Member]
Direct subsidiaries included in consolidated financial statements [Abstract]
Main activity		Waste treatment center
Country of incorporation		Brazil
Percentage of ownership interest		100.00%	100.00%	100.00%
Estre Aterros e Valorizacao Holding S.A. [Member]
Direct subsidiaries included in consolidated financial statements [Abstract]
Main activity		Holding
Country of incorporation		Brazil
Percentage of ownership interest		100.00%	100.00%	100.00%
NGA Sul - Nucleo de Gerenciamento Ambiental S.A. [Member]
Direct subsidiaries included in consolidated financial statements [Abstract]
Main activity		Holding
Country of incorporation		Brazil
Percentage of ownership interest		0.00%	100.00%	100.00%
Estre Tratamento Holding S.A. [Member]
Direct subsidiaries included in consolidated financial statements [Abstract]
Main activity		Holding
Country of incorporation		Brazil
Percentage of ownership interest		0.00%	0.00%	100.00%
CGR - Centro de Gerenciamento de Residuos Feira de Santana S.A. [Member]
Direct subsidiaries included in consolidated financial statements [Abstract]
Main activity		Waste management center
Country of incorporation		Brazil
Percentage of ownership interest		100.00%	100.00%	100.00%
GLA - Gestao Logistica Ambiental S.A. [Member]
Direct subsidiaries included in consolidated financial statements [Abstract]
Main activity		Cleaning and collection services
Country of incorporation		Brazil
Percentage of ownership interest		38.00%	0.00%	0.00%
SPE Soma Solucoes em Meio Ambiente Ltda. [Member]
Direct subsidiaries included in consolidated financial statements [Abstract]
Main activity		Cleaning and collection services
Country of incorporation		Brazil
Percentage of ownership interest		82.00%	0.00%	0.00%
Leccaros Participacoes S.A. [Member]
Direct subsidiaries included in consolidated financial statements [Abstract]
Main activity		Holding
Country of incorporation		Brazil
Percentage of ownership interest		0.00%	50.00%	50.00%
CGR Catanduva - Centro de Gerenciamento de Residuos Ltda. [Member]
Direct subsidiaries included in consolidated financial statements [Abstract]
Main activity		Waste management center
Country of incorporation		Brazil
Percentage of ownership interest		50.00%	0.00%	0.00%

[1]	Estre Ambiental, Inc. has a direct interest of 66.64% and an indirect interest of 27.28% through its wholly owned subsidiary Road Participacoes S.A.
[2]	Presented as assets held for sale in 2016 (please refer to Note 10.2)